Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Nov. 29, 2025	Nov. 30, 2024	Nov. 25, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

The following table shows the past three fiscal years’ total compensation for our named executive officers as set forth in the Summary Compensation Table, the “compensation actually paid” to our named executive officers (as determined under SEC rules), our total shareholder return (TSR), and our net income.

SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine Compensation Actually Paid as reported in the Pay Versus Performance Table. Compensation Actually Paid does not necessarily represent cash and/or equity value transferred to the applicable named executive officer without restriction, but rather is a valuation calculated under applicable SEC rules.  In general, Compensation Actually Paid is calculated as summary compensation table total compensation adjusted to (a) include the value of any pension benefit (or loss) attributed to the past fiscal year, including on account of any amendments adopted during such year; and (b) include the fair market value of equity awards as of November 29, 2025 or, if earlier, the vesting date (rather than the grant date) and factor in dividends and interest accrued with respect to such awards. For purposes of the disclosure below, no pension valuation adjustments were required.

Year	Summary Compensation Table Total for Principal Executive Officer (“PEO”)(1)	Compensation Actually Paid to PEO(3)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (“NEOs”)(2)	Average Compensation Actually Paid to Non- PEO NEOs(3)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return (“TSR”) (4)	Net Income (Loss) 000s
2025	$826,500	$827,800	$520,450	$521,490	$107	$6,100
2024	$491,900	$485,570	$344,213	$339,149	$112	$(9,695)
2023	$533,750	$526,540	$361,134	$355,366	$116	$(3,171)

(1) The amounts in this column reflect the summary compensation table totals for Mr. Spilman for fiscal years 2023, 2024 and 2025.

(2) The amounts in this column reflect the average summary compensation table totals of our non-CEO NEOs, which includes for 2024 and 2025 Messrs. Cohenour, Daniel and Bassett and for and 2023 Messrs. Cohenour, Daniel, Bassett and David C. Baker.

(3) SEC rules require certain adjustments be made for Summary Compensation Table totals to determine compensation “actually paid” as reported in the Pay versus Performance table. The following tables detail these adjustments.

(4) Total shareholder return (TSR) is determined based on the value of an initial fixed investment of $100.

PEO Total Compensation Amount	$ 826,500	$ 491,900	$ 533,750
PEO Actually Paid Compensation Amount	$ 827,800	485,570	526,540
Adjustment To PEO Compensation, Footnote
Year	Executives	Summary Compensation Table Total	Deduct Reported Value of Equity Awards(a)	Add Equity Award Adjustments(b)	Compensation Actually Paid
		($)	($)	($)	($)

2025	CEO	826,500	0	1,300	827,800
	Other NEOs	520,450	0	1,040	521,490

2024	CEO	491,900	0	(6,330)	485,570
	Other NEOs	344,213	0	(5,064)	339,149

2023	CEO	533,750	52,650	45,440	526,540
	Other NEOs	361,134	42,120	36,352	355,366

(a)	The amounts in this column represent the grant date fair value of equity awards as reported in the “Stock Awards” column of the Summary Compensation Table for each applicable year.

(b)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following:

i.	the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year;

ii.

the amount of change in fair value as of the end of the applicable year (from the end of the prior fiscal year) of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year;

iii.	for awards that are granted and vest in the same applicable year, the fair value as of the vesting date;

iv.	for awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date (from the end of the prior fiscal year);

v.

for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and

vi.

the dollar value of any dividends or other earnings paid on equity awards In the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year.

Non-PEO NEO Average Total Compensation Amount	$ 520,450	344,213	361,134
Non-PEO NEO Average Compensation Actually Paid Amount	$ 521,490	339,149	355,366
Adjustment to Non-PEO NEO Compensation Footnote
Year	Executives	Summary Compensation Table Total	Deduct Reported Value of Equity Awards(a)	Add Equity Award Adjustments(b)	Compensation Actually Paid
		($)	($)	($)	($)

2025	CEO	826,500	0	1,300	827,800
	Other NEOs	520,450	0	1,040	521,490

2024	CEO	491,900	0	(6,330)	485,570
	Other NEOs	344,213	0	(5,064)	339,149

2023	CEO	533,750	52,650	45,440	526,540
	Other NEOs	361,134	42,120	36,352	355,366

(a)	The amounts in this column represent the grant date fair value of equity awards as reported in the “Stock Awards” column of the Summary Compensation Table for each applicable year.

(b)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following:

i.	the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year;

ii.

the amount of change in fair value as of the end of the applicable year (from the end of the prior fiscal year) of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year;

iii.	for awards that are granted and vest in the same applicable year, the fair value as of the vesting date;

iv.	for awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date (from the end of the prior fiscal year);

v.

for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and

vi.

the dollar value of any dividends or other earnings paid on equity awards In the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year.

Compensation Actually Paid vs. Total Shareholder Return	Relationship of Pay and Performance Measures* *Compensation Actually Paid (“CAP”)
Compensation Actually Paid vs. Net Income	Relationship of Pay and Performance Measures* *Compensation Actually Paid (“CAP”)
Total Shareholder Return Amount	$ 107	112	116
Net Income (Loss)	$ 6,100,000	(9,695,000)	(3,171,000)
Equity Awards Adjustments, Footnote

The amounts deducted or added in calculating the equity award adjustments are as follows:

		Unvested Awards		Vested Awards
Year	Executive	Year end fair value of equity awards granted during the year and outstanding and unvested at year end	Year over year change in fair value of outstanding and unvested equity awards at year end	Fair value as of vesting date of equity awards granted and vested in the year	Change as of vesting date from prior year end of prior awards that vested during year	Deduct forfeited awards (fair value at end of prior year)	Value of dividends or other earnings paid	Total equity award adjustments
		($)	($)	($)	($)	($)	($)	($)

2025	CEO	0	300	0	1,000	0	0	1,300
	Other NEOs	0	240	0	800	0	0	1,040

2024	CEO	0	(4,200)	0	(2,130)	0	0	(6,330)
	Other NEOs	0	(3,360)	0	(1,704)	0	0	(5,064)

2023	CEO	49,890	(3,980)	0	(470)	0	0	45,440
	Other NEOs	39,912	(3,184)	0	(376)	0	0	36,352

Mr. Spilman [Member]
Pay vs Performance Disclosure
PEO Name	Mr. Spilman
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,300	(6,330)	45,440
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	52,650
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	49,890
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	300	(4,200)	(3,980)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,000	(2,130)	(470)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0		0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,040	(5,064)	36,352
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	42,120
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	39,912
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	240	(3,360)	(3,184)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	800	(1,704)	(376)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0